                                 SMITH BARNEY
                              INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  NOVEMBER 30, 2002



[LOGO]Smith Barney
      Mutual Funds
Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]
R. JAY GERKEN
Chairman, President and Chief Executive Officer


Dear Shareholder,
Please allow me to introduce myself as the new President, Chairman and Chief Executive Officer of the Cash, Government and Municipal Portfolios of the Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), replacing Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. On behalf of all our shareholders and the Fund's Board of Directors, I would like to extend my deepest gratitude to Heath for his years of service and for his dedication to keeping shareholders' needs as the firm's top priority. I look forward to keeping you informed about the investment perspectives of the Fund's management team by providing you with these shareholder letters semi-annually.

To better acquaint you with my experience, I am currently a managing director of Salomon Smith Barney Inc., and I have previously managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from its inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

I am pleased to provide the semi-annual report for the Fund for the period ended November 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Sincerely,
/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and
Chief Executive Officer


  1 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

Investment Strategies
The Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Municipal Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and maintenance of liquidity./1/
Performance Summary

Smith Barney Institutional Cash Management Fund Yields (Class A Shares)

                               Seven-Day       Seven-Day
                  Portfolio  Current Yield Effective Yield/2/
                  ---------  ------------- -----------------
                  Cash           1.45%           1.46%
                  Government     1.24            1.25
                  Municipal      1.12            1.13



[PHOTO]

MARTIN R. HANLEY
Vice President and Investment Officer


[PHOTO]
JOSEPH P. DEANE
Vice President and Investment Officer


[PHOTO]
JULIE P. CALLAHAN, CFA
Vice President and Investment Officer

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------
1Please note a portion of the Fund's income may be subject to the Alternative
 Minimum Tax ("AMT"). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
2The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


  2 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

Market and Economic Overview
Although consumer confidence has been shaken by a number of events over the last year, consumer spending has been the catalyst driving the economy through last year's recession and the tepid recovery of this past calendar year. Low interest rates and attractive financing costs have spurred robust home and auto sales. Low mortgage rates have encouraged many people to purchase their first home while many existing homeowners either traded up in size or refinanced mortgages, freeing up additional cash for other purchases.

On the business end of the economy, the picture has not been as bright. The earlier turmoil of the equity and bond markets caused, in part, by corporate greed and abnormal accounting measures has led many corporations to scale back capital investments and to eliminate jobs. Manufacturing has remained weak and firms have been laying off workers in response. Businesses though, have been able to remain competitive due to continued increases in worker productivity. Concern still persists on both the domestic and foreign fronts. While the U.S. Federal Reserve Board ("Fed") remains upbeat about the recovery, many corporate CEOs have a less sanguine view of the current and future economic situation and seem unlikely to commit to increased capital spending until their confidence levels have sufficiently improved. At the November Federal Open Market Committee ("FOMC")/3/ meeting, the Fed lowered the federal funds target rate ("fed funds rate")/4/ by 50 basis points/5/ to 1.25%.

Cash and Government Portfolio Update and Outlook
The supply of investment-grade commercial paper continued to decline throughout this reporting period as numerous U.S. corporations issued longer dated notes and bonds to replace maturing short-term commercial paper. We compensated for this by increasing the Fund's exposure to U.S. government

--------
3The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
4The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
5A basis point is one one-hundredth (1/100 or 0.01) of one percent.


  3 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders
securities and high-quality bank and asset-backed commercial paper. In the government agency market, the opposite occurred, as maturing medium-dated securities were replaced with shorter-dated issuances.

In reaction to the reduction of the fed funds rate, money market fund yields have fallen accordingly as higher yielding securities matured and were replaced with those at lower rates. We expect the economy to firm up in mid 2003. We also anticipate the Fed will shift to a tighter policy, which should result in a more normal upward sloping yield curve./6/ Therefore, we plan to maintain a short to neutral average maturity in anticipation of the opportunity to lock in more attractive yields.

Municipal Portfolio Update and Outlook
During the period the Municipal Portfolio continued to gain assets as investors looked for alternatives to the more unstable equity market.

Weakened state economies have led to lower tax revenues as well as large projected deficits for the upcoming fiscal year. In fiscal year 2003, a big challenge for many states and local governments alike will be to adjust spending as a result of modified revenues in order to maintain balanced budgets. Many municipalities have opted to use debt issuance to fund budget shortfalls, which may be detrimental to their future fiscal stability. This has lead to a record year in municipal bond issuance. We will look to focus on those municipalities that we believe demonstrate strong fiscal management rather than a reliance on the capital markets to bring their budgets into balance.

Going forward we will continue to vigilantly seek out securities with higher credit qualities and seek to maintain a diversified portfolio. We will focus on high-quality, liquid issues consisting of both variable and fixed-rate products and continue to seek to maximize current income pursuant to the Fund's investment objective.
--------
6The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

  4 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

Thank you for your investment in the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,

/s/ Martin R. Hanley                 /s/ Joseph P. Deane
Martin R. Hanley                     Joseph P. Deane
Vice President and                   Vice President and
Investment Officer                   Investment Officer


/s/ Julie P. Callahan
Julie P. Callahan, CFA
Vice President and
Investment Officer

December 16, 2002

The information provided in this letter by the portfolio managers represents the opinion of the portfolio managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund's portfolios or that the percentage of each Portfolio's assets in various sectors will remain the same. Please refer to pages 6 through 21 for a list and percentage breakdown of each Portfolio's holdings. Also, please note that any discussion of a Portfolio's holdings, the Portfolio's performance and the portfolio managers' views are as of November 30, 2002 and are subject to change.



  5 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         NOVEMBER 30, 2002


                                     CASH PORTFOLIO
    FACE                                                      ANNUALIZED
   AMOUNT                       SECURITY                        YIELD          VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 72.9%
$  75,000,000 Alliance & Leicester Building Society
               mature 12/10/02 to 1/9/03                    1.71% to 1.76% $  74,935,694
   95,000,000 Amstel Funding Corp.
               mature 1/9/03 to 2/19/03                      1.37 to 1.76     94,742,933
   50,000,000 Amsterdam Funding Corp. matures 12/4/02            1.33         49,996,306
   25,000,000 ANZ Delaware Inc. matures 12/10/02                 1.76         24,990,278
   35,000,000 Aquinas Funding LLC matures 12/11/02               1.79         34,984,425
   32,808,000 Atomium Funding Corp. matures 1/22/03              1.42         32,742,001
   50,000,000 Banc One Corp. matures 1/9/03                      1.72         49,909,750
   50,000,000 Barclays US Funding matures 1/7/03                 1.71         49,915,000
  116,607,000 Brahms Funding Corp.
               mature 12/19/02 to 1/10/03                    1.40 to 1.45    116,503,675
  101,100,000 CBA Finance Inc. matures 12/16/02              1.30 to 1.76    101,040,138
   39,145,000 Compass Securitization LLC matures 12/23/02        1.33         39,114,630
   55,000,000 Den Danske Corp. matures 1/22/03                   1.77         54,862,867
   78,700,000 Dexia Delaware LLC
               mature 12/9/02 to 12/11/02                    1.30 to 1.31     78,679,693
   25,000,000 Dresdner U.S. Finance Inc. matures 1/7/03          1.72         24,957,250
   50,000,000 Eiffel Funding LLC matures 12/2/02                 1.33         50,000,000
   71,000,000 Erasmus Capital Corp. matures 12/12/02             1.35         70,973,375
   39,776,000 Fairway Funding matures 12/9/02                    1.33         39,765,713
   86,362,000 Fenway Funding mature 12/13/02 to 1/23/03      1.43 to 1.84     86,262,821
   35,000,000 Fortis Funding LLC matures 1/8/03                  1.76         34,937,049
   30,000,000 Fulbeck Funding LLC matures 12/16/02               1.37         29,984,017
   60,000,000 General Electric Capital Corp.
               mature 12/23/02 to 2/3/03                     1.31 to 1.76     59,885,200
   35,000,000 Giro Multi Funding Corp. matures 2/18/03           1.74         34,868,808
   50,000,000 Goldman, Sachs & Co. mature 1/13/03 to 3/7/03  1.73 to 2.80     49,770,191
   95,347,000 Grampian Funding mature 1/8/03 to 3/17/03      1.36 to 1.76     95,045,529
   67,900,000 HBOS Treasury Service PLC
               mature 12/30/02 to 2/18/03                    1.30 to 1.78     67,710,201
   52,479,000 Ivory Funding Corp. matures 12/3/02            1.70 to 1.78     52,476,458
   25,000,000 KBC Financial Products International
               matures 1/13/03                                   1.73         24,949,833
   60,000,000 Kitty Hawk mature 12/10/02 to 12/13/02         1.32 to 1.76     59,976,233
   22,900,000 Lloyds TSB Bank matures 12/11/02                   1.30         22,892,558
   37,525,000 Mont Blanc Capital Corp. matures 12/20/02          1.33         37,500,046
   90,000,000 Morgan Stanley mature 12/18/02 to 12/27/02     1.30 to 1.76     89,923,750
   50,000,000 Moriarty Ltd. mature 12/2/02 to 1/15/03        1.73 to 1.78     49,947,444
   23,000,000 Motown Notes matures 12/18/02                      1.81         22,981,600
   55,138,000 Ness LLC mature 12/5/02 to 1/6/03              1.75 to 1.77     55,091,288
   47,915,000 Nieuw Amsterdam Receivables Co.
               mature 12/11/02 to 12/17/02                   1.33 to 1.79     47,891,176


                      See Notes to Financial Statements.


  6 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                   CASH PORTFOLIO
    FACE                                                   ANNUALIZED
   AMOUNT                      SECURITY                      YIELD         VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 72.9% (continued)
$ 25,000,000 Nordea North America, Inc. matures 2/19/03      1.76%     $   24,903,993
  70,217,000 Nyala Funding LLC mature 12/5/02 to 1/17/03  1.73 to 1.75     70,155,499
  88,000,000 Pennine Funding Corp.
              mature 12/4/02 to 12/9/02                   1.30 to 1.74     87,983,239
  25,000,000 Perry Global Funding LLC matures 2/21/03         1.36         24,924,062
  92,160,000 Polonius Inc. mature 12/6/02 to 12/16/02     1.34 to 1.35     92,131,234
  49,000,000 Royal Bank of Canada
              mature 12/6/02 to 12/9/02                   1.75 to 1.76     48,987,847
  67,430,000 San Paolo US Financial Co. matures 2/19/02       1.30         67,388,605
  20,000,000 Sigma Finance Corp. matures 1/13/03              1.77         19,958,933
  50,000,000 Societe Generale N.A. Inc. matures 2/13/03       1.33         49,865,153
  50,000,000 Starbird Funding Corp. matures 12/11/02          1.35         49,983,125
  55,000,000 Surrey Funding Corp.
              mature 2/19/03 to 2/28/03                       1.37         54,825,656
  48,000,000 Svenska Handelsbanken matures 12/27/02           1.74         47,942,333
  65,000,000 Trident Capital Finance Inc.
              mature 12/12/02 to 1/16/03                  1.32 to 1.81     64,929,083
  22,000,000 UBS Finance LLC matures 12/27/02                 1.30         21,980,139
  50,000,000 Wells Fargo and Co. matures 12/31/02             1.30         49,947,639
  50,000,000 Westpac Capital matures 3/14/03                  1.36         49,808,750
  30,137,000 White Pine Corp. matures 1/3/03                  1.73         30,090,924
  50,000,000 Windmill Funding Corp. matures 12/4/02           1.33         49,996,306
-------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $2,816,010,450)                                   2,816,010,450
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.0%
  25,000,000 Chase Manhattan Bank matures 3/26/03             1.75         24,995,943
  50,000,000 Wachovia Bank matures 2/14/03                    1.75         50,000,000
-------------------------------------------------------------------------------------
             TOTAL CERTIFICATES OF DEPOSIT
             (Cost -- $74,995,943)                                         74,995,943
-------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 22.7%
  35,000,000 Abbey National PLC mature 4/22/03 to 4/23/03     2.88         35,023,113
  45,000,000 Australia & New Zealand Bank matures 3/3/03      2.86         44,945,894
  29,000,000 BNP Paribas S.A. matures 12/11/02                1.75         29,000,313
  81,800,000 Canadian Imperial Bank
              mature 12/23/02 to 12/30/02                 1.31 to 2.24     81,808,979
  25,000,000 Credit Agricole Indosuez matures 4/21/03         2.88         25,009,120
  25,000,000 Credit Suisse First Boston matures 12/4/02       1.76         25,000,000
  75,000,000 Deutsche Bank matures 12/31/02                   2.42         75,000,594
  10,000,000 HBOS matures 2/3/03                              1.78          9,998,227
  50,000,000 Hessische Landesbank matures 2/19/03             1.72         50,001,091
  50,000,000 KBC Bank NV matures 12/31/02                     1.72         50,000,401
  50,000,000 Lloyds Bank PLC matures 12/30/02                 2.29         50,000,382


                      See Notes to Financial Statements.


  7 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                    CASH PORTFOLIO
    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD         VALUE
--------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 22.7% (continued)
$ 50,000,000 National Australia Bank Ltd. matures 12/23/02    2.07%     $   50,000,288
  25,000,000 Rabo Bank matures 3/7/03                          2.72         24,975,913
  75,000,000 Royal Bank of Scotland Group PLC
              mature 12/19/02 to 1/21/03                   1.71 to 2.50     75,000,807
  50,000,000 Societe Generale NY matures 12/20/02              2.06         50,000,494
  50,000,000 Svenska Handelsbanken
              mature 12/30/02 to 1/17/03                   1.75 to 1.77     50,000,607
  57,000,000 Toronto Dominion mature 1/10/03 to 2/20/03    1.75 to 1.77     56,996,326
  60,000,000 Unicredito Italiano S.p.A.
              mature 1/31/03 to 3/19/03                    1.35 to 1.78     60,000,634
  35,000,000 Westdeutsche Landesbank matures 2/18/03           1.74         35,000,000
--------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $877,763,183)                                        877,763,183
--------------------------------------------------------------------------------------
PROMISSORY NOTE -- 1.3%
  50,000,000 Goldman, Sachs & Co. matures 2/24/03
             (Cost -- $50,000,000)                             1.45         50,000,000
--------------------------------------------------------------------------------------
TIME DEPOSIT -- 1.1%
  43,173,000 Chase Manhattan Bank matures 12/2/02
             (Cost -- $43,173,000)                             1.31         43,173,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $3,861,942,576**)                                 $3,861,942,576
--------------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  8 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2002

                                GOVERNMENT PORTFOLIO
    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD         VALUE
-------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 91.3%
$ 32,440,000 Federal Farm Credit Bank
              mature 12/27/02 to 5/1/03                   1.25% to 1.71% $ 32,553,229
 153,700,000 Federal Home Loan Bank
              mature 12/4/02 to 5/15/03                    1.23 to 1.76   153,823,795
 178,053,000 Federal Home Loan Mortgage Corp.
              mature 12/5/02 to 5/15/03                    1.25 to 2.50   178,081,856
 129,415,000 Federal National Mortgage Association
              mature 12/4/02 to 5/30/03                    1.24 to 2.78   129,279,867
  25,000,000 U.S. Treasury Bills
              mature 5/8/03 to 5/22/03                     1.22 to 1.24    24,861,856
-------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND
             INSTRUMENTALITIES (Cost -- $518,600,603)                     518,600,603
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.7%
  49,139,000 J.P. Morgan Chase & Co., 1.280% due 12/2/02;
              Proceeds at maturity -- $49,144,241; (Fully
              collateralized by FNMA and FHLMC, 4.250% to
              5.420% due 2/11/05 to 11/28/07; Market
              value -- $50,122,759) (Cost -- $49,139,000)                  49,139,000
-------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $567,739,603**)                                    $567,739,603
-------------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

  9 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Alabama -- 2.6%
$ 3,000,000 A-1+      Birmingham AL Apartment Authority MSTC
                        Series SGA 47 PART MBIA-Insured 1.26% VRDO              $    3,000,000
                      Jefferson County AL Sewer:
  6,000,000 A-1+        Series A FGIC-Insured 1.15% VRDO                             6,000,000
 10,000,000 A-1+        Series C-2 XLCA-Insured 1.25% VRDO                          10,000,000
 15,000,000 A-1+        Series C-6 XLCA-Insured 1.20% VRDO                          15,000,000
  6,855,000 AAA       Jefferson County AL Warrants Series A AMBAC-Insured
                       3.65% due 4/1/03                                              6,897,178
----------------------------------------------------------------------------------------------
                                                                                    40,897,178
----------------------------------------------------------------------------------------------
Arizona -- 1.6%
  4,550,000 AAA       Arizona State Transit Board Excise Tax (Maricopa County)
                       AMBAC-Insured 5.60% due 7/1/03                                4,653,948
 12,000,000 A-1       Coconino County AZ PCR Arizona Public Service Co.
                       (Navajo Project) Series A 1.25% VRDO                         12,000,000
  9,000,000 A-1+      Pima County AZ IDR Lease Purchase 1.35% VRDO                   9,000,000
----------------------------------------------------------------------------------------------
                                                                                    25,653,948
----------------------------------------------------------------------------------------------
California -- 2.7%
 25,000,000 A-1+      California State Department Water Resource Power Supply
                       Series B 1.80% due 1/16/03                                   25,000,000
                      California State RAN:
 10,000,000 SP-1        1.43% due 6/20/03                                           10,000,000
  7,500,000 SP-1        Series G 1.31% due 6/20/03                                   7,500,000
----------------------------------------------------------------------------------------------
                                                                                    42,500,000
----------------------------------------------------------------------------------------------
Colorado -- 1.5%
  4,915,000 VMIG 1*   Arapahoe County CO Excelsior Youth Centers Inc.
                       1.20% VRDO                                                    4,915,000
  4,300,000 A-1+      Arvada CO Water FSA-Insured 1.95% VRDO                         4,300,000
 10,000,000 SP-1+     Colorado State General Fund Revenue TRAN Series A
                       3.00% due 6/27/03                                            10,082,628
  5,000,000 A-1+      Denver West Metropolitan District CO GO Series A
                       1.47% VRDO                                                    5,000,000
----------------------------------------------------------------------------------------------
                                                                                    24,297,628
----------------------------------------------------------------------------------------------
Delaware -- 0.2%
  2,900,000 A-1+      Delaware State EDA (St. Andrew School Project) 1.50% VRDO      2,900,000
----------------------------------------------------------------------------------------------
District of Columbia -- 2.0%
     35,000 A-1+      District of Columbia GO Series B FSA-Insured 1.25% VRDO           35,000
                      District of Columbia Revenue:
 11,900,000 A-1+        Henry J. Kaiser Foundation 1.16% VRDO                       11,900,000
  3,785,000 NR++        National Museum of Women Arts 1.30% VRDO                     3,785,000
  9,670,000 A-1         Trinity College 1.26% VRDO                                   9,670,000


                      See Notes to Financial Statements.


  10 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE
-------------------------------------------------------------------------------------------
District of Columbia -- 2.0% (continued)
$ 6,980,000 A-1+      Macon Trust Pooled Certificate Series 98A PART
                       MBIA-Insured 1.36% VRDO                               $    6,980,000
-------------------------------------------------------------------------------------------
                                                                                 32,370,000
-------------------------------------------------------------------------------------------
Florida -- 7.8%
  4,450,000 MIG 1*    Brevard County FL School Board RAN Series A
                       2.50% due 5/2/03                                           4,467,931
 14,075,000 A-1       Broward County FL School Board MSTC Series 9033
                       PART FSA-Insured 1.33% VRDO                               14,075,000
  2,050,000 AA        Collier County FL IDR (Community School of Naples
                       Project) 1.20% VRDO                                        2,050,000
  9,990,000 AAA       Florida Board of Education MSTC Series 2000-9007
                       PART FGIC-Insured 1.57% VRDO                               9,990,000
                      Florida Local Government Community Pooled
                       Program A TECP:
 10,000,000 A-1          1.35% due 12/20/02                                      10,000,000
  3,332,000 A-1          1.35% due 1/17/03                                        3,332,000
  1,500,000 A-1          1.35% due 1/27/03                                        1,500,000
  1,500,000 A-1          1.50% due 1/27/03                                        1,500,000
  7,319,000 A-1          1.25% due 2/7/03                                         7,319,000
 20,795,000 VMIG 1*   Gulf Breeze FL Healthcare Facilities Revenue (Heritage
                       Healthcare Project) 1.46% VRDO                            20,795,000
 11,930,000 A-1       Hillsborough FL School District MSTC Series 9032 PART
                       AMBAC-Insured 1.33% VRDO                                  11,930,000
    500,000 NR++      Lee County FL IDA Health Care Facilities (Hope Hospice
                       Project) 1.15% VRDO                                          500,000
  3,890,000 NR++      Miami-Dade County FL IDA (Gulliver School Project)
                       1.20% VRDO                                                 3,890,000
  5,000,000 MIG 1*    Miami-Dade County FL School District TAN
                       2.75% due 6/26/03                                          5,033,902
  5,635,000 Aa2*      Miami FL Health Facilities Authority (Jewish Home &
                       Hospital Aged Project) 1.05% VRDO                          5,635,000
  3,810,000 A-1+      Orange County FL Health Facilities PART 738 1.22% VRDO      3,810,000
  4,755,000 NR++      Palm Beach County FL EFA (Lynn University Project)
                       1.15% VRDO                                                 4,755,000
  2,200,000 VMIG 1*   Pasco County FL HFA MFH (Carlton Arms Magnolia)
                       1.42% VRDO                                                 2,200,000
  5,000,000 A-1+      Pinellas County FL IDR (YMCA Suncoast Project)
                       1.05% VRDO                                                 5,000,000
  6,425,000 VMIG 1*   Sarasota County FL Public Hospital Series A
                       1.40% due 12/2/02                                          6,425,000
-------------------------------------------------------------------------------------------
                                                                                124,207,833
-------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  11 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Georgia -- 2.1%
$10,000,000 SP-1+     Atlanta GA Apartment BAN 2.25% due 10/30/03                $   10,023,558
  2,800,000 A-1       Bibb County GA Development Authority (Tattnall
                       Square Academy) 1.25% VRDO                                     2,800,000
  2,500,000 VMIG 1*   Burke County GA DFA Series A AMBAC-Insured
                       1.45% due 12/5/02                                              2,500,000
  2,000,000 A-1+      Macon-Bibb County GA Hospital Authority
                       (Central GA Health) 1.25% VRDO                                 2,000,000
  1,180,000 A-1+      Metropolitan Atlanta Rapid Transportation Authority Sales
                       Tax Revenue Series PA-528 PART MBIA-Insured
                       1.25% VRDO                                                     1,180,000
 12,877,000 A-1+      Municipal Electricity Authority GA Series B
                       1.85% due 12/3/02 TECP                                        12,877,000
  2,555,000 A-1       Whitfield County GA Residential Care Facilities for
                       The Elderly (Royal Oaks Senior Living Community)
                       1.15% VRDO                                                     2,555,000
-----------------------------------------------------------------------------------------------
                                                                                     33,935,558
-----------------------------------------------------------------------------------------------
Idaho -- 0.3%
  5,000,000 SP-1+     Idaho State GO TAN 3.00% due 6/30/03                            5,038,769
-----------------------------------------------------------------------------------------------
Illinois -- 10.9%
  8,900,000 A-1       Chicago IL GO MSTC Series 9012 PART FGIC-Insured
                       1.33% VRDO                                                     8,900,000
  6,400,000 A-1+      Chicago IL GO MSTC SGA 99 PART FGIC-Insured
                       1.26% VRDO                                                     6,400,000
 10,000,000 A-1+      Chicago IL Tax Increment Senior Lien Tax Allocation
                       Series A 1.25% VRDO                                           10,000,000
 23,200,000 A-1+      Cook County IL GO Capital Improvement Series B
                       1.32% VRDO                                                    23,200,000
 12,000,000 A-1+      Illinois DFA (Presbyterian Home Lake) Series A FSA-Insured
                       1.20% VRDO                                                    12,000,000
  5,000,000 A-1+      Illinois DFA (St. Xavier University Project)
                       1.20% VRDO                                                     5,000,000
  4,000,000 VMIG 1*   Illinois EFA Cultural Pool 1.15% VRDO                           4,000,000
                      Illinois Health Facilities Authority:
 11,000,000 A-1+        Franciscan Eldercare Service Series C 1.25% VRDO             11,000,000
  9,500,000 A-1         Little Co. of Mary Hospital 1.27% VRDO                        9,500,000
  1,800,000 A-1+        Northwest Community Hospital Series B 1.30% VRDO              1,800,000
                        Pekin Memorial Hospital:
  8,800,000 VMIG 1*      Series 97 1.27% VRDO                                         8,800,000
  4,500,000 VMIG 1*      Series B MBIA-Insured 1.27% VRDO                             4,500,000
  9,365,000 VMIG 1*      Series C MBIA-Insured 1.27% VRDO                             9,365,000
 14,685,000 VMIG 1*     Riverside Health Systems MBIA-Insured 1.52% VRDO             14,685,000
  9,985,000 A-1+      Illinois State GO Series 378 PART FGIC-Insured
                       1.39% due 2/20/03                                              9,985,000


                      See Notes to Financial Statements.


  12 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE
-------------------------------------------------------------------------------------------
Illinois -- 10.9% (continued)
                      Illinois State Toll Highway Authority:
$ 4,400,000 A-1         MSTC 98-67 PART FSA-Insured 1.26% VRDO               $    4,400,000
  2,750,000 AAA         Series A 6.38% due 1/1/25                                 2,815,586
  9,100,000 A-1         Series B 1.20% VRDO                                       9,100,000
  7,635,000 A-1       Marion IL Special Service Area No. 2 1.25% VRDO             7,635,000
  7,100,000 A-1       Metropolitan Pier & Exposition Authority IL State
                        Tax Revenue MSTC Series 2024 PART FGIC-Insured
                        1.33% VRDO                                                7,100,000
  4,400,000 A-1+      Tinley Park IL MFH Edgewater Walk IIIA & IIIB
                       1.20% VRDO                                                 4,400,000
-------------------------------------------------------------------------------------------
                                                                                174,585,586
-------------------------------------------------------------------------------------------
Indiana -- 3.0%
 12,000,000 A-1       Fort Wayne IN MSTC Series 1997-19 Class A PART FGIC-
                       Insured 1.24% VRDO                                        12,000,000
  9,000,000 SP-1+     Indiana Bond Bank (Advanced Funding Program) Series A
                       2.25% due 1/22/03                                          9,007,435
  3,500,000 NR++      Indiana State EFA Revenue (Wesleyan Project B)
                       1.30% VRDO                                                 3,500,000
    870,000 VMIG 1*   Richmond IN EDA IDR (Beverly Enterprises) 1.80% VRDO          870,000
 18,200,000 A-1+      Vernon IN PCR Solid Waste Disposal (General Electric
                       Project) Series A 1.80% due 12/6/02 TECP                  18,200,000
  4,700,000 A-1       Warran Township IN School Building Corp. MERLOT
                       Series A52 PART FGIC-Insured 1.32% VRDO                    4,700,000
-------------------------------------------------------------------------------------------
                                                                                 48,277,435
-------------------------------------------------------------------------------------------
Iowa -- 2.1%
 16,705,000 A-1+      Iowa Finance Authority Hospital Facilities Iowa Health
                       System Series B AMBAC-Insured 1.25% VRDO                  16,705,000
  2,600,000 SP-1+     Iowa Higher Education Loan Authority (Private College
                       Facility) 1.25% VRDO                                       2,600,000
 10,000,000 SP-1+     Iowa State School Cash Anticipation Program Series A
                       FSA-Insured 2.75% due 6/20/03                             10,059,286
  4,125,000 NR++      Mason City IA IDR (Supervalue Inc. Project) 1.25% VRDO      4,125,000
-------------------------------------------------------------------------------------------
                                                                                 33,489,286
-------------------------------------------------------------------------------------------
Kansas -- 0.8%
  5,465,000 VMIG 1*   Kansas State DFA Facility Revenue (Deaconess Long Term
                       Care) Series C 1.10% VRDO                                  5,465,000
  7,500,000 A-1       Lenexa KS Health Care Facility Series B
                       1.25% VRDO                                                 7,500,000
-------------------------------------------------------------------------------------------
                                                                                 12,965,000
-------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  13 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Kentucky -- 2.7%
                      Hancock County KY PCR (Southwire Co. Project):
$17,285,000 NR++        Series A 1.65% VRDO                                      $   17,285,000
  1,000,000 NR++        Series B 1.65% VRDO                                           1,000,000
  7,000,000 SP-1+     Kentucky Association of Counties Advance Revenue
                       TRAN 1.68% due 6/28/02                                         7,052,258
  7,000,000 A-1       Kentucky State Property & Buildings MSTC Series 9027
                       PART FSA-Insured 1.33% VRDO                                    7,000,000
 10,250,000 MIG 1*    Logan/Todd KY Regional Water Community BAN
                       3.00% due 8/1/03                                              10,338,311
-----------------------------------------------------------------------------------------------
                                                                                     42,675,569
-----------------------------------------------------------------------------------------------
Louisiana -- 2.0%
  7,400,000 VMIG 1*   Louisiana HFA Agency Revenue (Multi-Family NE
                       Orleanian) 1.20% due 12/1/25                                   7,400,000
 22,760,000 A-1+      New Orleans LA Aviation Board Revenue Series B
                       MBIA-Insured 1.20% VRDO                                       22,760,000
  1,800,000 A-1+      St. Charles Parish LA PCR (Shell Oil Co. Project)
                       1.15% VRDO                                                     1,800,000
-----------------------------------------------------------------------------------------------
                                                                                     31,960,000
-----------------------------------------------------------------------------------------------
Maine -- 0.8%
  8,000,000 SP-1+     Maine State GO TAN 2.25% due 6/30/03                            8,034,112
  4,000,000 A-1+      Maine State Housing Authority Series E-1 1.60% due 7/15/03      4,000,000
-----------------------------------------------------------------------------------------------
                                                                                     12,034,112
-----------------------------------------------------------------------------------------------
Maryland -- 0.5%
  7,845,000 A-1       Maryland State EDC Student Housing (MD Baltimore
                       County Project) 1.30% VRDO                                     7,845,000
-----------------------------------------------------------------------------------------------
Massachusetts -- 1.1%
 10,000,000 A-1+      Massachusetts State DFA (Boston University) Series R-3
                       XLCA-Insured 1.25% VRDO                                       10,000,000
  7,110,000 SP-1+     Norwell MA BAN 2.75% due 2/21/03                                7,127,072
-----------------------------------------------------------------------------------------------
                                                                                     17,127,072
-----------------------------------------------------------------------------------------------
Michigan -- 4.3%
 11,800,000 VMIG 1*   Detroit MI Downtown Development Authority (Millender
                       Center Project) 1.35% VRDO                                    11,800,000
  5,000,000 VMIG 1*   Detroit MI Sewer MERLOT Series I PART FGIC-Insured
                       1.32% VRDO                                                     5,000,000
                      Michigan State Building Authority:
 15,000,000 VMIG 1*     Series 3 1.80% due 12/5/02                                   15,000,000
  9,995,000 VMIG 1*     Series 516 1.71% due 7/12/03                                  9,995,000
  3,100,000 VMIG 1*   Michigan State HDA (Pine Ridge) 1.15% VRDO                      3,100,000
  4,950,000 A-1       Saline MI EDA (Evangelical Homes Project) 1.20% VRDO            4,950,000


                      See Notes to Financial Statements.


  14 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Michigan -- 4.3% (continued)
$ 6,000,000 A-1       Southfield Michigan EDA (Lawrence Technology University
                       Project) 1.20% VRDO                                      $    6,000,000
 10,000,000 VMIG 1*   State of Michigan GO Series B 1.70% due 2/4/03 TECP           10,000,000
  3,000,000 A-1       University of Michigan Series C 1.40% due 12/4/02 TECP         3,000,000
----------------------------------------------------------------------------------------------
                                                                                    68,845,000
----------------------------------------------------------------------------------------------
Minnesota -- 0.2%
  3,000,000 A-1       Minneapolis MN Revenue (Seed Academy Harvest School)
                       1.30% VRDO                                                    3,000,000
----------------------------------------------------------------------------------------------
Mississippi -- 0.3%
  5,350,000 NR++      Newton MS IDR (LA-Z-Boy Chair Co. Project)
                       1.25% VRDO                                                    5,350,000
----------------------------------------------------------------------------------------------
Missouri -- 1.8%
  6,500,000 A-1+      Boone County MO IDA Retirement Center (Terrace
                       Apartments Project) 1.45% VRDO                                6,500,000
  2,650,000 AAA       Kansas City MO School District Building Series A
                       FGIC-Insured 4.00% due 2/1/03                                 2,660,217
                      Missouri State HEFA:
  6,575,000 VMIG 1*     Deaconess Long Term Care Series B 1.27% VRDO                 6,575,000
  5,945,000 A-1+        Rockhurst University 1.25% VRDO                              5,945,000
  2,060,000 A-1+        St. Louis University Series B 1.05% VRDO                     2,060,000
  5,615,000 A-1+      St. Louis County MO IDA (Friendship Village South County)
                       Series B 1.25% VRDO                                           5,615,000
----------------------------------------------------------------------------------------------
                                                                                    29,355,217
----------------------------------------------------------------------------------------------
Montana -- 0.0%
    400,000 VMIG 1*   Missoula MT IDR (Washington Corp. Project) 1.66% VRDO            400,000
----------------------------------------------------------------------------------------------
National -- 2.3%
 35,105,000 VMIG 1*   Clipper Tax Exempt Trust Certificate Partnership
                       Series A PART FSA-Insured 1.46% VRDO                         35,105,000
  2,245,000 A-1+      Puttable Floating Option Tax-Exempt Receipts
                       Series P-12 PART 1.36% VRDO                                   2,245,000
----------------------------------------------------------------------------------------------
                                                                                    37,350,000
----------------------------------------------------------------------------------------------
Nebraska -- 0.9 %
 14,000,000 A-1+      Nebraska Student Loan Nebhelp Series B MBIA-Insured
                       1.25% VRDO                                                   14,000,000
----------------------------------------------------------------------------------------------
Nevada -- 1.7%
 11,500,000 A-1+      Henderson NV Public Improvement Trust Housing MFH
                       Pueblo II Series B 1.40% VRDO                                11,500,000
                      Las Vegas Water District GO Series A:
  1,800,000 A-1+        1.40% due 12/6/02 TECP                                       1,800,000
 13,400,000 A-1+        1.45% due 1/2/03 TECP                                       13,400,000
----------------------------------------------------------------------------------------------
                                                                                    26,700,000
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  15 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
New Hampshire -- 0.3 %
$ 4,000,000 A-1       New Hampshire State Business Finance Authority Resource
                       Recovery (Wheelabrator) Series A 1.20% VRDO                $   4,000,000
-----------------------------------------------------------------------------------------------
New Jersey -- 1.5%
  4,985,000 A-1+      New Jersey EDA PA 828 PART AMBAC-Insured
                       1.95% due 5/8/03                                               4,985,000
  1,000,000 Aa1*      New Jersey Sports & Exposition 8.30% due 1/1/03                 1,005,338
 15,000,000 SP-1+     New Jersey State TRAN 3.00% due 6/12/03                        15,118,133
  2,495,000 A-1+      New Jersey Transportation Trust Fund PA 957
                       PART MBIA-Insured 1.85% due 1/2/03                             2,495,000
-----------------------------------------------------------------------------------------------
                                                                                     23,603,471
-----------------------------------------------------------------------------------------------
New York -- 0.3%
  5,000,000 VMIG 1*   Triborough Bridge & Tunnel Authority NY Floating Rate Trust
                       Series N16 PART 1.60% due 1/1/03                               5,000,000
-----------------------------------------------------------------------------------------------
North Carolina -- 1.8%
  2,800,000 NR++      Brunswick County NC PCR (Wood Industries Inc. Project)
                       1.40% VRDO                                                     2,800,000
  5,850,000 A-1       Buncombe County NC GO Series B 1.20% VRDO                       5,850,000
  1,050,000 A-1       Haywood NC Regional Medical Center 1.30% VRDO                   1,050,000
                      North Carolina Capital Facilities Finance Agency:
  7,255,000 NR++        Elon University Series C 1.20% VRDO                           7,255,000
  2,500,000 NR++        Goodwill Community Foundation Project 1.15% VRDO              2,500,000
  1,405,000 A-1+      North Carolina Medical Care Adult Community Services
                       1.20% VRDO                                                     1,405,000
  8,070,000 A-1+      North Carolina State Water & Sewer System 1.20% VRDO            8,070,000
-----------------------------------------------------------------------------------------------
                                                                                     28,930,000
-----------------------------------------------------------------------------------------------
Ohio -- 4.0%
                      Cuyahoga County OH Hospital Authority The Cleveland
                       Clinic:
 15,980,000 A-1+         Series A 1.25% VRDO                                         15,980,000
  7,200,000 A-1+         Series C 1.25% VRDO                                          7,200,000
                      Hamilton County OH Hospital Facility Series A:
  9,535,000 VMIG 1*     Deaconess Long Term Care 1.27% VRDO                           9,535,000
 23,000,000 VMIG 1*     Elizabeth Gamble 1.27% VRDO                                  23,000,000
  5,000,000 A-1+      Ohio Higher Education Facility Case Western University
                       1.35% due 12/12/02 TECP                                        5,000,000
  2,414,581 SP-1      Zanesville OH City School District Notes Series A
                       2.03% due 3/13/03                                              2,418,589
-----------------------------------------------------------------------------------------------
                                                                                     63,133,589
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  16 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Oklahoma -- 1.2%
$18,550,000 A-1+      Oklahoma Water Reserve Board State Loan Program
                       1.45% due 10/1/34                                      $   18,550,000
--------------------------------------------------------------------------------------------
Oregon -- 0.4%
  6,900,000 VMIG 1*   Oregon State Facility Authority (Lewis & Clark College)
                       Series A 1.20% VRDO                                         6,900,000
--------------------------------------------------------------------------------------------
Pennsylvania -- 6.9%
                      Dauphin County PA General Authority:
  4,390,000 VMIG 1*     Pooled Financing Program Series II AMBAC-Insured
                         1.20% VRDO                                                4,390,000
  7,100,000 AAA         School District MBIA-Insured 1.20% VRDO                    7,100,000
                      Emmaus PA General Authority FSA-Insured:
  9,300,000 A-1         1.20% VRDO                                                 9,300,000
  2,400,000 A-1         1.40% VRDO                                                 2,400,000
  1,875,000 A-1       Gettysburg PA IDA (Brethren Home Community Project)
                       Series A 1.21% VRDO                                         1,875,000
 18,675,000 A-1       Harrisburg PA Authority Revenue 1.45% VRDO                  18,675,000
  6,905,000 A-1       Lehigh County PA General Purpose Authority (The Good
                       Shepherd Group) AMBAC-Insured 1.26% VRDO                    6,905,000
 18,500,000 A-1       New Garden PA General Authority Pooled Financing
                       Program Series I AMBAC-Insured 1.50% VRDO                  18,500,000
  9,230,000 A-1       North Lebanon Township PA Municipal Authority Sewer
                       Revenue FSA-Insured 1.28% VRDO                              9,230,000
 12,555,000 A-1+      Pennsylvania State Turnpike Commission Series B
                       1.20% VRDO                                                 12,555,000
  3,785,000 A-1       Philadelphia PA Hospital & Higher Education Facilities
                       Authority (Temple East Inc.) Series B 1.20% VRDO            3,785,000
 15,300,000 A-1+      West Cornwall Township PA Municipal Authority
                       (PA General Government Loan Program) FSA-Insured
                       1.28% VRDO                                                 15,300,000
--------------------------------------------------------------------------------------------
                                                                                 110,015,000
--------------------------------------------------------------------------------------------
Rhode Island -- 1.1%
                      Rhode Island HEFA:
  9,000,000 A-1         Portsmouth Abbey School 1.30% VRDO                         9,000,000
    510,000 A-1         Providence County Day School 1.25% VRDO                      510,000
  8,780,000 A-1       Rhode Island State EDA (McCoy Stadium Issue)
                       1.20% VRDO                                                  8,780,000
--------------------------------------------------------------------------------------------
                                                                                  18,290,000
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  17 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                   MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                       SECURITY                            VALUE
-----------------------------------------------------------------------------------------
South Carolina -- 1.4%
$ 8,000,000 SP-1+     South Carolina Association Governmental Organizations
                       3.00% due 4/15/03                                    $   8,044,972
                      South Carolina Jobs EDA:
  2,750,000 A-1+        Family YMCA Florence Project 1.35% VRDO                 2,750,000
  1,100,000 NR++        Pickens County YMCA Project 1.20% VRDO                  1,100,000
  3,000,000 VMIG 1*   South Carolina Public Service Authority MERLOT
                        Series L PART MBIA-Insured 1.32% VRDO                   3,000,000
  4,800,000 A-1+      South Carolina State HFA (East Ridge) 1.21% VRDO          4,800,000
  2,400,000 NR++      Sumter County SC IDR (Bendix Corp.) 1.45% VRDO            2,400,000
-----------------------------------------------------------------------------------------
                                                                               22,094,972
-----------------------------------------------------------------------------------------
South Dakota -- 0.4%
  3,520,000 A-1+      South Dakota State HEFA (University Sioux Falls)
                       1.20% VRDO                                               3,520,000
  3,600,000 A-1       Watertown SD IDR (Supervalue Inc.) 1.25% VRDO             3,600,000
-----------------------------------------------------------------------------------------
                                                                                7,120,000
-----------------------------------------------------------------------------------------
Tennessee -- 5.5%
  2,300,000 VMIG 1*   Blount County Public Building Authority Series A1D
                       1.30% VRDO                                               2,300,000
  8,400,000 NR++      Chattanooga TN HEHF (McCallie School Project)
                       1.20% VRDO                                               8,400,000
  2,500,000 A-1+      Memphis TN GO Series A 1.25% VRDO                         2,500,000
                      Metropolitan Government Nashville & Davidson
                       County TN HEFA:
  6,600,000 A-1+         County Music Hall of Fame 1.20% VRDO                   6,600,000
  2,250,000 A-1+         Vanderbilt University Series A
                          1.65% due 1/15/03                                     2,250,000
  7,000,000 VMIG 1*   Metropolitan Government Nashville & Davidson
                       County TN Munitops 144A PART 1.28% VRDO                  7,000,000
  5,430,000 VMIG 1*   Montgomery County TN Public Building Authority
                       Pooled Finance Loan 1.15% VRDO                           5,430,000
  1,000,000 Aa3*      Roane County IDB IDR (Great Lakes Carbon Corp.)
                       1.60% VRDO                                               1,000,000
                      Sevier County Public Building Authority (Local
                       Government Public Improvement) AMBAC-Insured:
  3,800,000 VMIG 1*      Series B-2 1.20% VRDO                                  3,800,000
  5,855,000 VMIG 1*      Series C-1 1.20% VRDO                                  5,855,000
  9,345,000 VMIG 1*      Series D-1 1.20% VRDO                                  9,345,000
  8,500,000 VMIG 1*      Series E-1 1.20% VRDO                                  8,500,000
 19,000,000 SP-1+     Shelby County TN Series A TAN 1.25% VRDO                 19,000,000
  5,000,000 A-1+      Tennessee State GO Series A 1.40% due 1/27/03 TECP        5,000,000
-----------------------------------------------------------------------------------------
                                                                               86,980,000
-----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  18 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2002


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE
-------------------------------------------------------------------------------------------
Texas -- 13.8%
$ 7,500,000 A-1+      Austin TX Travis Williamson Utility System Series A
                       1.40% due 12/2/02                                     $    7,500,000
                      Austin TX Waste Water:
 11,800,000 A-1         MSTC Series 9009 PART FSA-Insured 1.33% VRDO             11,800,000
    730,000 VMIG 1*     Munitops Series 2000-10 PART MBIA-Insured
                         1.28% VRDO                                                 730,000
  4,700,000 A-1+      Denton TX IDS Series B 1.55% due 9/15/03                    4,700,000
    300,000 A-1+      Grand Prairie TX HFA MFH (Lincoln Property Co.)
                       1.20% VRDO                                                   300,000
  4,800,000 AAA       Grand Prairie TX ISD 1.60% due 8/1/03                       4,800,000
  9,990,000 VMIG 1*   Grand Prairie TX ISD Munitops Series 2000-20 PART
                       PSFG 1.80% due 10/29/03                                    9,990,000
  3,000,000 AAA       Gulf Coast Waste Disposal Authority TX PCR BP Amoco
                       Oil 1.60% due 8/1/03                                       3,000,000
                      Harris County TX Flood Control District:
  2,010,000 P-1*        1.35% due 1/27/03                                         2,010,000
  2,470,000 P-1*        1.50% due 1/27/03                                         2,470,000
  9,225,000 A-1+      Hockley County TX IDC (Amoco Project) 1.40% due 3/1/03      9,225,000
  6,300,000 A-1+      Houston TX Finance Authority Rice University
                       1.40% due 1/13/03 TECP                                     6,300,000
                      Houston TX GO TECP:
  5,000,000 A-1+        Series A 1.65% due 2/7/03                                 5,000,000
  5,000,000 A-1+        Series A 1.75% due 2/14/03                                5,000,000
  8,000,000 A-1+        Series B 1.75% due 2/14/03                                8,000,000
  5,000,000 VMIG 1*   Houston TX ISD Munitops Series 2000-11 PART PSFG
                       1.34% VRDO                                                 5,000,000
  8,000,000 A-1+      Houston TX Water & Sewer Systems MERLOT Series A
                       PART 1.32% VRDO                                            8,000,000
 10,400,000 VMIG 1*   Mansfield TX ISD 1.20% VRDO                                10,400,000
  3,400,000 NR++      McAllen TX Health Facilities Development Corp.
                       1.55% VRDO                                                 3,400,000
 10,130,000 A-1+      Pflugerville TX ISD Series 565 1.24% VRDO                  10,130,000
  9,405,000 A-1+      Plano TX ISD PSFG 1.70% due 3/6/03                          9,405,000
  8,990,000 A-1       San Antonio TX Electric & Gas MSTC Series 9005
                       PART FSA-Insured 1.33% VRDO                                8,990,000
  5,000,000 P-1*      San Antonio TX Water System Series A
                       1.35% due 12/13/02 TECP                                    5,000,000
 35,000,000 SP-1+     Texas State TRAN 2.75% due 8/29/03                         35,345,341


                      See Notes to Financial Statements.


  19 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Texas -- 13.8% (continued)
$40,000,000 VMIG 1*   Tyler TX Health Facilities Development Corp. (Mother
                       Francis Hospital) Series B 1.27% VRDO                     $   40,000,000
  3,265,000 A-1+      Yoakum County TX IDC PCR (BP Amoco Project)
                       1.60% due 5/1/03                                               3,265,000
-----------------------------------------------------------------------------------------------
                                                                                    219,760,341
-----------------------------------------------------------------------------------------------
Utah -- 1.2%
  8,200,000 VMIG 1*   Intermountain Power Agency Series F 1.45% due 12/5/02           8,200,000
  3,700,000 VMIG 1*   Salt Lake City UT (Rowland Hall St. Marks Project)
                       1.20% VRDO                                                     3,700,000
  5,520,000 A-1       Utah County UT (Heritage School Project) Series A
                       1.20% VRDO                                                     5,520,000
  2,000,000 A-1+      Utah County UT Hospital Revenue (IHC Health Services Inc.)
                       Series B 1.20% due 5/15/35                                     2,000,000
-----------------------------------------------------------------------------------------------
                                                                                     19,420,000
-----------------------------------------------------------------------------------------------
Virginia -- 1.7%
 10,000,000 A-1       Alexandria VA IDR Institute for Defense Series B
                       AMBAC-Insured 1.26% VRDO                                      10,000,000
  2,350,000 NR++      Henrico County VA IDR Hermitage Health Facilities
                       1.15% VRDO                                                     2,350,000
  5,295,000 NR++      Norfolk VA IDR (Hospital Facility Children's Project)
                       1.15% VRDO                                                     5,295,000
  6,800,000 VMIG 1*   Richmond VA IDR (Richmond SPCA Project ) 1.15% VRDO             6,800,000
  2,500,000 AA+       Virginia College Building Authority Educational Facilities
                       21st Century College Program 5.75% due 2/1/03                  2,516,440
-----------------------------------------------------------------------------------------------
                                                                                     26,961,440
-----------------------------------------------------------------------------------------------
Washington -- 0.9%
  2,270,000 VMIG 1*   Central Puget Sound WA Regional Transit Authority PART
                       FGIC-Insured 1.31% VRDO                                        2,270,000
  5,000,000 AA+       Washington State GO Series R 5.00% due 1/1/03                   5,014,466
  6,800,000 VMIG 1*   Washington State HEFA (Seattle Pacific University Project)
                       Series B 1.30% VRDO                                            6,800,000
    900,000 VMIG 1*   Washington State HFA National Health Care 1.20% VRDO              900,000
-----------------------------------------------------------------------------------------------
                                                                                     14,984,466
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  20 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2002

                                 MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                     SECURITY                          VALUE
--------------------------------------------------------------------------------------
Wisconsin -- 1.4%
$ 8,300,000 AAA       Wisconsin MSTC Series 1999-70 Class A PART
                       FSA-Insured 1.26% VRDO                           $    8,300,000
  4,200,000 A-1+      Wisconsin State HEFA Northland College 1.20% VRDO      4,200,000
 10,000,000 VMIG 1*   Wisconsin TAN Series A 1.25% VRDO                     10,000,000
--------------------------------------------------------------------------------------
                                                                            22,500,000
--------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $1,596,003,470**)                        $1,596,003,470
--------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
 ++ Security has not been rated by either Standard & Poor's or Moody's.
    However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 22 and 23 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

  21 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

     AAA -- Bonds rated "AAA" have the highest rating assigned by
            Standard & Poor's. Capacity to pay interest and repay
            principal is extremely strong.
     AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
     A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
            conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay-
       ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
       "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

NR  -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

    SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
    A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO'') rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess
              over- whelming safety characteristics are denoted with a plus
              (+) sign.
    VMIG 1 -- Moody's highest rating for issues having a demand feature --
              VRDO.
    MIG 1  -- Moody's highest rating for short-term municipal obligations.
    P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
    F-1    -- Fitch's highest rating indicating that the degree of safety regarding timely payment is etiher overwhelming or very
              strong; those issues determined to posses overwhelming safety characteristics are denoted with a (+) sign.

 SECURITY DESCRIPTIONS (UNAUDITED)

  22 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 SECURITY DESCRIPTIONS (UNAUDITED)

AMBAC --AMBAC Indemnity Corporation
BAN   --Bond Anticipation Notes
DFA   --Development Finance Authority
EDA   --Economic Development Authority
EDC   --Economic Development Corporation
EFA   --Educational Facilities Authority
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Company
FHLMC --Federal Home Loan Mortgage Corporation
FNMA  --Federal National Mortgage Association
FRTC  --Floating Rate Trust Certificates
FSA   --Federal Security Assurance
GO    --General Obligation
HDA   --Housing Development Authority
HEFA  --Health and Educational Facilities Authority
HEHF  --Health Education and Housing Facilities
HFA   --Housing Finance Authority
HFD   --Housing Finance and Development
IDA   --Industrial Development Authority
IDB   --Industrial Development Board
IDC   --Industrial Development Corporation
IDR   --Industrial Development Revenue

ISD    --Independent School District
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Security Trust Certificate
MTA    --Metropolitan Transportation Authority
PART   --Partnership Structure
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PSFG   --Permanent School Fund Guaranteed
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority
VRDO   --Variable-Rate Demand Obligation
XLCA   --XL Capital Assurance Inc.


  23 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 2002



                                              Cash        Government     Municipal
                                            Portfolio     Portfolio      Portfolio
-------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost         $3,861,942,576  $567,739,603 $1,596,003,470
  Cash                                               17           248         38,623
  Interest receivable                         8,880,451       629,020      5,130,961
  Receivable from manager                            --       207,776             --
------------------------------------------------------------------------------------
  Total Assets                            3,870,823,044   568,576,647  1,601,173,054
------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                           4,919,107       636,517      1,613,534
  Management fees payable                       894,530            --        117,271
  Accrued expenses                              247,692       146,881         60,539
------------------------------------------------------------------------------------
  Total Liabilities                           6,061,329       783,398      1,791,344
------------------------------------------------------------------------------------
Total Net Assets                         $3,864,761,715  $567,793,249 $1,599,381,710
------------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Portfolio;
   par value $0.00001 per share)         $       38,648  $      5,678 $       15,992
  Capital paid in excess of par value     3,864,723,067   567,787,571  1,599,373,069
  Undistributed net investment income               375            --             --
  Accumulated net realized loss from
   security transactions                           (375)           --         (7,351)
------------------------------------------------------------------------------------
Total Net Assets                         $3,864,761,715  $567,793,249 $1,599,381,710
------------------------------------------------------------------------------------
Shares Outstanding                        3,864,761,715   567,793,249  1,599,222,675
------------------------------------------------------------------------------------
Net Asset Value                                   $1.00         $1.00          $1.00
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  24 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended November 30, 2002

                                             Cash      Government   Municipal
                                           Portfolio   Portfolio    Portfolio
 ------------------------------------------------------------------------------
 INVESTMENT INCOME:
   Interest                               $36,070,355  $4,716,911  $10,905,584
 -----------------------------------------------------------------------------
 EXPENSES:
   Management fees (Note 2)                 5,147,461     725,907    1,905,959
   Shareholder and system servicing fees      325,675     185,894      183,690
   Registration fees                          214,972     179,583      172,948
   Custody                                     86,014      33,261       45,069
   Shareholder communications                  17,671       7,304        7,455
   Audit and legal                             16,498      33,275        9,325
   Directors' fees                             14,664       9,129        7,302
   Other                                        2,338      16,855        1,281
 -----------------------------------------------------------------------------
   Total Expenses                           5,825,293   1,191,208    2,333,029
   Less: Management fee waivers (Note 2)   (1,418,276)   (572,964)    (709,672)
 -----------------------------------------------------------------------------
   Net Expenses                             4,407,017     618,244    1,623,357
 -----------------------------------------------------------------------------
 Net Investment Income                     31,663,338   4,098,667    9,282,227
 -----------------------------------------------------------------------------
 Net Realized Gain (Loss) From
  Security Transactions                          (375)      4,122        5,174
 -----------------------------------------------------------------------------
 Increase in Net Assets From Operations   $31,662,963  $4,102,789  $ 9,287,401
 -----------------------------------------------------------------------------

                      See Notes to Financial Statements.

 25 Smith Barney Institutional Cash Management Fund, Inc.  | 2002 Semi-Annual
                            Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended November 30, 2002 (unaudited) and the Year Ended May 31, 2002

Cash Portfolio                                                      November 30         May 31
----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    31,663,338  $    117,594,135
  Net realized gain (loss)                                                   (375)           49,261
---------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               31,662,963       117,643,396
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                               (31,662,963)     (117,594,135)
  Net realized gains                                                           --           (49,261)
---------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (31,662,963)     (117,643,396)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  6,091,744,066    18,473,278,332
  Net asset value of shares issued for reinvestment of dividends       30,643,765       121,960,560
  Cost of shares reacquired                                        (5,850,360,553)  (20,119,887,174)
---------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                            272,027,278    (1,524,648,282)
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     272,027,278    (1,524,648,282)
NET ASSETS:
  Beginning of period                                               3,592,734,437     5,117,382,719
---------------------------------------------------------------------------------------------------
  End of period*                                                  $ 3,864,761,715  $  3,592,734,437
---------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                           $375                --
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 26 Smith Barney Institutional Cash Management Fund, Inc.  |  2002 Semi-Annual
                            Report to Shareholders

For the Six Months Ended November 30, 2002 (unaudited) and the Year Ended May 31, 2002

Government Portfolio                                   November 30         May 31
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $     4,098,667  $    11,157,894
 Net realized gain                                             4,122           14,324
--------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                    4,102,789       11,172,218
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                    (4,098,667)     (11,157,894)
 Net realized gains                                           (4,122)         (14,324)
--------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                           (4,102,789)     (11,172,218)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      1,587,031,749    2,436,984,795
 Net asset value of shares issued for reinvestment
   of dividends                                            4,169,251       11,009,570
 Cost of shares reacquired                            (1,587,114,379)  (2,251,424,509)
--------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions       4,086,621      196,569,856
--------------------------------------------------------------------------------------
Increase in Net Assets                                     4,086,621      196,569,856
NET ASSETS:
 Beginning of period                                     563,706,628      367,136,772
--------------------------------------------------------------------------------------
 End of period                                       $   567,793,249  $   563,706,628
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

27  Smith Barney Institutional Cash Management Fund, Inc.  |  2002 Semi-Annual
                            Report to Shareholders

For the Six Months Ended November 30, 2002 (unaudited) and the Year Ended May 31, 2002


Municipal Portfolio                                    November 30         May 31
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $     9,282,227  $    19,644,888
 Net realized gain                                             5,174          156,736
--------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                    9,287,401       19,801,624
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                    (9,282,227)     (19,646,384)
--------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                           (9,282,227)     (19,646,384)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      2,263,879,316    3,649,415,868
 Net asset value of shares issued for reinvestment
   of dividends                                            8,913,569       19,487,896
 Cost of shares reacquired                            (2,107,855,064)  (3,142,434,827)
--------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions     164,937,821      526,468,937
--------------------------------------------------------------------------------------
Increase in Net Assets                                   164,942,995      526,624,177
NET ASSETS:
 Beginning of period                                   1,434,438,715      907,814,538
--------------------------------------------------------------------------------------
 End of period                                       $ 1,599,381,710  $ 1,434,438,715
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 28 Smith Barney Institutional Cash Management Fund, Inc.  |  2002 Semi-Annual
                            Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2002, reclassifications were made to the capital accounts of the Cash, Government and Municipal Portfolios to reflect permanent book/tax differences and income and tax regulations. Accordingly, a portion of undistributed net investment income amounting to $1,496 and a portion of accumulated net realized gains amounting to $166,386 was reclassified to paid-in capital for the Municipal Portfolio. Net investment income, net realized gains and net assets were not affected by these changes;
(f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


  29 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the six months ended November 30, 2002, SBFM waived management fees of $1,418,276, $572,964 and $709,672 for the Cash, Government and Municipal Portfolios, respectively.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2002, the Cash, Government and Municipal Portfolios paid transfer agent fees of $334,768, $47,764 and $122,926, respectively, to CTB.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolios' distributor. In addition, SSB and certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

Pursuant to a Shareholder Services Plan and related Servicing Agreement, each Portfolio pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of the Class B shares. For the six months ended November 30, 2002, there were no service fees incurred.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


  30 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Repurchase Agreements

Each Portfolio purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At November 30, 2002, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


  31 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

Transactions in shares of each class were as follows:

                                         Six Months Ended     Year Ended
                                         November 30, 2002   May 31, 2002
     ----------------------------------------------------------------------
     Cash Portfolio
     Shares sold                           6,091,744,066    18,473,278,332
     Shares issued on reinvestment            30,643,765       121,960,560
     Shares reacquired                    (5,850,360,553)  (20,119,880,852)
     ---------------------------------------------------------------------
     Net Increase (Decrease)                 272,027,278    (1,524,641,960)
     ---------------------------------------------------------------------
     Government Portfolio
     Shares sold                           1,587,031,749     2,436,984,795
     Shares issued on reinvestment             4,169,251        11,009,570
     Shares reacquired                    (1,587,114,379)   (2,251,420,445)
     ---------------------------------------------------------------------
     Net Increase                              4,086,621       196,573,920
     ---------------------------------------------------------------------
     Municipal Portfolio
     Shares sold                           2,263,879,316     3,649,415,868
     Shares issued on reinvestment             8,913,569        19,487,896
     Shares reacquired                    (2,107,855,064)   (3,142,434,127)
     ---------------------------------------------------------------------
     Net Increase                            164,937,821       526,469,637
     ---------------------------------------------------------------------


  32 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                                   Class A Shares
                                              ------------------------------------------------------
Cash Portfolio                                 2002/(1)/    2002     2001    2000/(2)/    1999     1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $1.00      $1.00    $1.00     $1.00      $1.00    $1.00
-----------------------------------------------------------------------------------------------------
 Net investment income/(3)/                     0.008      0.026    0.060     0.055      0.051    0.055
 Distributions from net investment income      (0.008)    (0.026)  (0.060)   (0.055)    (0.051)  (0.055)
 Distributions from net realized gains             --     (0.000)* (0.000)*  (0.000)*   (0.000)* (0.000)*
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $1.00      $1.00    $1.00     $1.00      $1.00    $1.00
-----------------------------------------------------------------------------------------------------
Total Return                                     0.83%++    2.59%    6.13%     5.60%      5.23%    5.58%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $3,865     $3,593   $5,117    $1,918     $1,057     $848
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)(4)/                                0.23%+     0.23%    0.23%     0.23%      0.23%    0.23%
 Net investment income                           1.66+      2.53     5.85      5.56       5.07     5.43
-----------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2002 and for the five years ended May 31, 2002. If the manager had not agreed to the fee waivers, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                    Per Share Decrease to                           Expense Ratio
                    Net Investment Income                        Without Fee Waiver
        ---------------------------------------------- --------------------------------------
         2002/(1)/   2002   2001   2000   1999   1998  2002/(1)/ 2002  2001  2000  1999  1998
        ------      ------ ------ ------ ------ ------ ----      ----  ----  ----  ----  ----
Class A $0.001      $0.001 $0.001 $0.001 $0.001 $0.001 0.31%+    0.31% 0.33% 0.29% 0.31% 0.35%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



  33 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                 Class A Shares
                              ----------------------------------------------------
Government Portfolio          2002/(1)/    2002     2001   2000/(2)/  1999    1998
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $1.00     $1.00    $1.00     $1.00    $1.00   $1.00
----------------------------------------------------------------------------------
  Net investment income/(3)/    0.008     0.024    0.058     0.053    0.049   0.053
  Distributions from net
   investment income           (0.008)   (0.024)  (0.058)   (0.053)  (0.049) (0.053)
  Distributions from net
   realized gains              (0.000)*  (0.000)* (0.000)*      --       --      --
----------------------------------------------------------------------------------
Net Asset Value,
 End of Period                  $1.00     $1.00    $1.00     $1.00    $1.00   $1.00
----------------------------------------------------------------------------------
Total Return                     0.77%++   2.42%    5.96%     5.41%    5.05%   5.46%
----------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)        $568      $564     $367      $134     $146     $88
----------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(3)(4)/               0.23%+    0.23%    0.23%     0.23%    0.23%   0.23%
  Net investment income          1.54+     2.18     5.65      5.26     4.86    5.33
----------------------------------------------------------------------------------

(1) For the six months ended November 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2002 and for the five years ended May 31, 2002. If the manager had not agreed to the fee waivers, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                    Per Share Decrease to                           Expense Ratio
                    Net Investment Income                        Without Fee Waiver
        ---------------------------------------------- --------------------------------------
         2002/(1)/   2002   2001   2000   1999   1998  2002/(1)/ 2002  2001  2000  1999  1998
        ------      ------ ------ ------ ------ ------ ----      ----  ----  ----  ----  ----
Class A $0.001      $0.001 $0.002 $0.001 $0.002 $0.002 0.45%+    0.32% 0.38% 0.32% 0.42% 0.39%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



  34 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                 Class A Shares
                              ---------------------------------------------------
Municipal Portfolio            2002/(1)/   2002    2001    2000/(2)/   1999     1998
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $1.00      $1.00   $1.00    $1.00      $1.00   $1.00
----------------------------------------------------------------------------------
  Net investment income/(3)/    0.007      0.019   0.038    0.034      0.031   0.035
  Distributions from net
   investment income           (0.007)    (0.019) (0.038)  (0.034)    (0.031) (0.035)
  Distributions from net
   realized gains                  --         --      --   (0.000)*       --  (0.000)*
----------------------------------------------------------------------------------
Net Asset Value,
 End of Period                  $1.00      $1.00   $1.00    $1.00      $1.00   $1.00
----------------------------------------------------------------------------------
Total Return                     0.66%++    1.86%   3.83%    3.48%      3.18%   3.56%
----------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)      $1,599     $1,434    $908      $82       $312     $86
----------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(3)(4)/               0.23%+     0.23%   0.23%    0.23%      0.23%   0.23%
  Net investment income          1.32+      1.76    3.63     3.35       3.09    3.50
----------------------------------------------------------------------------------

(1) For the six months ended November 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2002 and for the five years ended May 31, 2002. If the manager had not agreed to the fee waivers, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                    Per Share Decrease to                           Expense Ratio
                    Net Investment Income                        Without Fee Waiver
        ---------------------------------------------- --------------------------------------
         2002/(1)/   2002   2001   2000   1999   1998  2002/(1)/ 2002  2001  2000  1999  1998
        ------      ------ ------ ------ ------ ------ ----      ----  ----  ----  ----  ----
Class A $0.001      $0.001 $0.001 $0.001 $0.002 $0.001 0.33%+    0.32% 0.35% 0.34% 0.39% 0.41%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.




  35 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Semi-Annual
                            Report to Shareholders

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.



              DIRECTORS               INVESTMENT
              Paul R. Ades            MANAGER
              Herbert Barg            Smith Barney Fund
              Dwight B. Crane          Management LLC
              R. Jay Gerken, Chairman
              Frank G. Hubbard        DISTRIBUTOR
              Jerome Miller           Salomon Smith Barney Inc.
              Ken Miller
                                      CUSTODIAN
              OFFICERS                State Street Bank and
              R. Jay Gerken            Trust Company
              President and
              Chief Executive Officer TRANSFER AGENT
                                      Citicorp Trust Bank, fsb.
              Lewis E. Daidone        125 Broad Street, 11th Floor
              Senior Vice President   New York, New York 10004
              and Chief
              Administrative Officer  SUB-TRANSFER AGENT
                                      PFPC Global Fund Services
              Richard L. Peteka       P.O. Box 9699
              Chief Financial Officer Providence, Rhode Island
              and Treasurer           02940-9699

              Julie P. Callahan, CFA
              Vice President and
              Investment Officer

              Joseph P. Deane
              Vice President and
              Investment Officer

              Martin R. Hanley
              Vice President and
              Investment Officer

              Kaprel Ozsolak
              Controller

              Christina T. Sydor
              Secretary

  Smith Barney Institutional Cash Management Fund, Inc.





  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 28, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INSTITUTIONAL CASH
  MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds


 Salomon Smith Barney
 A member of citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD02673 1/03                                                            02-4231